Accounts receivable	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts receivable
Accounts receivable

	Note	December 31, 2019	December 31, 2018
Trade		$38,686	$67,913
Holdbacks		7,152	558
Accrued trade receivables		13,174	9,807
Contract receivables		$59,012	$78,278
Other		7,734	4,121
		$66,746	$82,399

Holdbacks represent amounts up to 10% of the contract value under certain contracts that the customer is contractually entitled to withhold until completion of the project or until certain project milestones are achieved. Information about the Company’s exposure to credit risks and impairment losses for trade and other receivables is included in note 13(d).